Average Annual Total Returns (Invesco V.I. Global Health Care Fund)	12 Months Ended
May 02, 2011
MSCI World Index
Average Annual Total Returns
Label	MSCI World Index SM
1 Year	11.76%
5 Years	2.43%
10 Years	2.31%
MSCI World Health Care Index
Average Annual Total Returns
Label	MSCI World Health Care Index
1 Year	2.41%
5 Years	1.88%
10 Years	0.76%
Lipper VUF Health/Biotechnology Funds Category Average
Average Annual Total Returns
Label	Lipper VUF Health/Biotechnology Funds Category Average
1 Year	9.19%
5 Years	3.66%
10 Years	2.66%
Series I shares, Invesco V.I. Global Health Care Fund
Average Annual Total Returns
Label	Series I shares: Inception (05/21/97)
Inception Date	May 21, 1997
1 Year	5.29%
5 Years	2.47%
10 Years	1.04%